Intangible assets, net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Total	$ 2,560,076	$ 2,740,188
Less: Accumulated amortization	(771,898)	(637,681)
Intangible assets, net	1,788,178	2,102,507
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Total	702,666	752,101
Land Use Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 1,857,410	$ 1,988,087